RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Apr. 30, 2023
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At April 30, 2023 and October 31, 2022, due from related party consisted of the following:

Name of related party	April 30, 2023	October 31, 2022
Wei Chen (*)	$—	$1,369
	$—	$1,369

At April 30, 2023 and October 31, 2022, due to related parties consisted of the following:

Name of related party	April 30, 2023	October 31, 2022
Baohai Xu (*)	$232,582	$105,500
Feng’e Feng (**)	186,571	—
Mingxiu Luan (***)	125,027	—
Sheng Xu (**)	105,500	—
Mufang Gao (****)	79,870	—
Zhe Wang (****)	68,958	—
WDZG Consulting	9,983	9,449
Liwei Song (*)	1,855	—
Fan Shen (*)	329	578
Kui Che (*)	50	48
Xiangchun Ruan (*)	—	10,955
	$810,725	$126,530